UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23240

Investment Company Act File Number

Eaton Vance Floating Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate 2022 Target Term Trust

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 129.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.7%
Accudyne Industries, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$680	$683,569
TransDigm, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	2,962	2,975,724
WP CPP Holdings, LLC
Term Loan, 6.21%, (2 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	200	201,542

		$3,860,835

Automotive — 2.4%
Apro, LLC
Term Loan, 6.20%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,263	$1,269,483
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	223	224,080
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	248	250,296
Federal-Mogul Holdings Corporation
Term Loan, 5.89%, (USD LIBOR + 3.75%), Maturing April 15, 2021(2)	2,000	2,004,584
Garrett LX III S.a.r.l.
Term Loan, Maturing September 30, 2025(3)	100	100,250
L&W, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	299	302,055
Tenneco, Inc.
Term Loan, Maturing October 1, 2025(3)	1,425	1,425,660

		$5,576,408

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$149	$150,173

		$150,173

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$225	$226,547
Aretec Group, Inc.
Term Loan, Maturing October 1, 2025(3)	450	452,812
OZ Management L.P.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	200	201,500

		$880,859

Building and Development — 2.4%
Beacon Roofing Supply, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	$224	$223,735
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,200	2,210,083

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GGP, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	$375	$373,527
Quikrete Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,938,419
Werner FinCo L.P.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	869	869,291

		$5,615,055

Business Equipment and Services — 10.1%
Adtalem Global Education, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$150	$150,934
AlixPartners, LLP
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,408	1,415,998
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	600	605,125
ASGN Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	168	168,156
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	350	350,000
Camelot UK Holdco Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	790	792,272
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025	575	576,887
Change Healthcare Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,910	3,927,149
EAB Global, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	547	544,514
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,817	1,833,943
IG Investment Holdings, LLC
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing May 23, 2025(2)	175	175,981
Iron Mountain, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	348	344,622
J.D. Power and Associates
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	1,284	1,292,050
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,475	2,489,802
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,407	1,416,691
LegalZoom.com, Inc.
Term Loan, 6.46%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024	298	302,556
Term Loan - Second Lien, 10.74%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025	225	226,969
Ping Identity Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	125	124,999
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	186	186,862
Prime Security Services Borrower, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,284	1,291,417
Red Ventures, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	307	310,650
SMG Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	100	100,153

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solera, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	$1,046	$1,049,574
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,284	1,289,848
Trans Union, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	175	175,241
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	796	796,908
West Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	125	123,853
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	397	396,311
Worldpay, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	123	123,064
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	771	773,390

		$23,355,919

Cable and Satellite Television — 5.2%
Charter Communications Operating, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$1,315	$1,318,425
CSC Holdings, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	474	474,879
Numericable Group S.A.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	1,290	1,277,347
Radiate Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	590	589,892
Telenet Financing USD, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,025	1,021,584
Unitymedia Finance, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	300	300,536
UPC Financing Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	2,249	2,249,798
Virgin Media Bristol, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,000	3,008,061
Ziggo Secured Finance Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	1,650	1,621,899

		$11,862,421

Chemicals and Plastics — 7.1%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,390	$1,397,380
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,918	2,926,956
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	135	136,086
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	138	139,044
Ineos US Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,290	1,293,980
Invictus U.S., LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	199	200,617
Kraton Polymers, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	1,012	1,016,845
MacDermid, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,849	1,858,666

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(2)	$149	$145,892
PQ Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	2,189	2,193,832
Proampac PG Borrower, LLC
Term Loan, 5.78%, (USD LIBOR + 3.50%), Maturing November 18, 2023(2)	731	734,631
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(3)	350	351,094
Spectrum Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	136	135,054
Starfruit Finco B.V.
Term Loan, Maturing September 20, 2025(3)	1,125	1,131,127
Tronox Blocked Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	428	429,676
Tronox Finance, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	987	991,561
Venator Materials Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,287	1,289,413

		$16,371,854

Conglomerates — 0.9%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,975	$1,993,466

		$1,993,466

Containers and Glass Products — 5.0%
Berlin Packaging, LLC
Term Loan, 5.16%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$100	$99,882
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	741	741,088
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,475	2,477,259
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	600	601,875
Libbey Glass, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,874	1,874,999
Pelican Products, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	249	249,959
Reynolds Group Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,962	2,979,179
Ring Container Technologies Group, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	298	298,587
SIG Combibloc US Acquisition, Inc.
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing March 13, 2022	1,879	1,884,898
Trident TPI Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	323	322,505

		$11,530,231

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$150	$149,484

		$149,484

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$743	$744,588
Term Loan - Second Lien, 9.24%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	502,292
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,396	1,411,011
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,963	2,988,422
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,254	1,265,993
Jaguar Holding Company II
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	2,962	2,967,288
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,735	1,726,565
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	323	324,057
PharMerica Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	323	325,800
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	512	515,074

		$12,771,090

Ecological Services and Equipment — 2.0%
Advanced Disposal Services, Inc.
Term Loan, 4.41%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,885	$2,898,534
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	474	477,958
GFL Environmental, Inc.
Term Loan, 1.00%, Maturing May 30, 2025(4)	108	108,004
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	865	867,260
Wrangler Buyer Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	298	300,078

		$4,651,834

Electronics/Electrical — 15.4%
Almonde, Inc.
Term Loan, 5.89%, (USD LIBOR + 3.50%), Maturing June 13, 2024(2)	$1,223	$1,225,559
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	265	259,825
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	941	947,227
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	771	775,088
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	915	921,148
Barracuda Networks, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	150	150,046
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	324	326,653
BMC Software Finance, Inc.
Term Loan, Maturing October 2, 2025(3)	1,150	1,162,352
Cohu, Inc.
Term Loan, Maturing September 20, 2025(3)	300	301,125

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPI International, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	$743	$745,748
Cypress Semiconductor Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	1,259	1,265,561
DigiCert, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	923	927,961
Electro Rent Corporation
Term Loan, 7.19%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	741	750,761
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(3)	225	227,250
Epicor Software Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	74	74,755
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	248	250,130
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	174	175,316
Financial & Risk US Holdings, Inc.
Term Loan, Maturing October 1, 2025(3)	450	449,558
Flexera Software, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	672	674,520
GlobalLogic Holdings, Inc.
Term Loan, 0.00%, Maturing August 1, 2025(4)	25	25,242
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	175	176,695
GTCR Valor Companies, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	706	711,389
Infoblox, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	725	731,025
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,939	2,950,189
Informatica, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	1,689	1,702,035
Lattice Semiconductor Corporation
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	1,175	1,182,487
MA FinanceCo., LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	257	255,704
Microchip Technology Incorporated
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	957	958,340
Prometric Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	100	99,666
Renaissance Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	499	498,854
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	50	50,173
Seattle Spinco, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,733	1,725,533
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	150	143,796
SkillSoft Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,494	2,380,828
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	447	449,556
Southwire Company
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	224	225,812

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	$400	$400,501
SS&C Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,030	1,031,777
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	646	617,738
TriTech Software Systems
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	325	326,524
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	119	120,011
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,975	1,985,919
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	599	603,512
Ultra Clean Holdings, Inc.
Term Loan, Maturing August 27, 2025(3)	700	693,875
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	375	377,859
Veritas Bermuda Ltd.
Term Loan, 6.78%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	741	722,682
Vero Parent, Inc.
Term Loan, 7.26%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	1,287	1,292,631
Wall Street Systems Delaware, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	273	272,596
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,069	1,072,606

		$35,396,138

Equipment Leasing — 1.4%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$2,970	$2,983,056
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	224	225,694

		$3,208,750

Financial Intermediaries — 2.8%
Clipper Acquisitions Corp.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$447	$449,132
Donnelley Financial Solutions, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	602	604,065
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	100	100,373
Focus Financial Partners, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	748	751,086
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	200	201,745
Freedom Mortgage Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,937	1,954,864
Greenhill & Co., Inc.
Term Loan, 5.95%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	409	414,687
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	1,343	1,349,966
Harbourvest Partners, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	196	196,292

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
StepStone Group L.P.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	$249	$250,927
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	97	97,668
Virtus Investment Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	73	73,196

		$6,444,001

Food Products — 2.7%
Alphabet Holding Company, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,386	$1,342,471
American Seafoods Group, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	353	352,242
Badger Buyer Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	497	496,244
CHG PPC Parent, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	200	199,937
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	594	549,001
Hearthside Food Solutions, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025	274	273,847
HLF Financing S.a.r.l.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025	425	428,851
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	2,249	2,255,575
Nomad Foods Europe Midco Limited
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	250	249,271

		$6,147,439

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$2,962	$2,966,824
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	327,493
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	249	246,881
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	299	300,016
Restaurant Technologies, Inc.
Term Loan, Maturing October 1, 2025(3)	75	75,422
US Foods, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	323	324,761

		$4,241,397

Food/Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,963	$2,966,573
Dhanani Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 27, 2025	249	249,687
Diplomat Pharmacy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	182	183,201

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Supervalu, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	$406	$407,171
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	677	678,618

		$4,485,250

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023	$321	$321,069

		$321,069

Health Care — 16.5%
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	$698	$702,614
Akorn, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021	500	485,625
Alliance Healthcare Services, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	320	322,715
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,468	2,505,134
Avantor, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	521	527,808
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	741	703,549
BW NHHC Holdco, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	399	392,267
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	743	742,190
Certara L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	990	993,712
CHG Healthcare Services, Inc.
Term Loan, 5.31%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	2,333	2,348,523
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	2,317	2,288,159
Concentra, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	125	125,625
CryoLife, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	174	175,859
DJO Finance, LLC
Term Loan, 5.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	1,287	1,288,477
Envision Healthcare Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,702	1,704,434
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	831	841,673
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,383	1,390,415
Greatbatch Ltd.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	741	746,897
Hanger, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	423	422,346
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	205	204,324
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	500	500,625

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	$1,344	$1,349,542
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	200	202,500
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,672	2,680,091
Navicure, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	248	249,616
One Call Corporation
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	587	558,557
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,274	1,279,260
Parexel International Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	965	960,725
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	473	477,942
R1 RCM, Inc.
Term Loan, 7.43%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	225	225,562
Select Medical Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,975	1,990,984
Sotera Health Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,432	1,436,319
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	200	201,058
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	736	737,846
Team Health Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,962	2,884,643
Tecomet, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,284	1,289,768
U.S. Anesthesia Partners, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,433	1,442,692
Verscend Holding Corp.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	600	603,375
Wink Holdco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	174	173,362

		$38,156,813

Home Furnishings — 1.4%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$1,358	$1,344,839
Serta Simmons Bedding, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,980	1,799,234

		$3,144,073

Industrial Equipment — 7.2%
Altra Industrial Motion Corp.
Term Loan, Maturing October 1, 2025(3)	$300	$301,125
Apex Tool Group, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	957	960,733
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(4)	18	18,336
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	81	80,883

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Clark Equipment Company
Term Loan, 4.37%, (USD LIBOR + 2.00%), Maturing May 18, 2024(2)	$2,180	$2,185,740
Delachaux S.A.
Term Loan, 5.88%, (USD LIBOR + 3.50%), Maturing October 28, 2021(2)	692	700,589
DXP Enterprises, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	198	199,485
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	868	858,668
EWT Holdings III Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,929	1,944,324
Filtration Group Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	647	651,668
Gardner Denver, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	379	381,817
Gates Global, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,975	1,989,078
Hamilton Holdco, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	349	350,216
Hayward Industries, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	743	748,069
LTI Holdings, Inc.
Term Loan, Maturing September 6, 2025(3)	175	175,984
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	526	527,562
Pro Mach Group, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	100	99,376
Rexnord, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	1,502	1,511,208
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	398	395,761
Shape Technologies Group, Inc.
Term Loan, 5.23%, (USD LIBOR + 3.00%), Maturing April 21, 2025(2)	100	99,812
Tank Holding Corp.
Term Loan, 5.67%, (USD LIBOR + 3.50%), Maturing March 17, 2022(2)	1,264	1,270,194
Thermon Industries, Inc.
Term Loan, 5.85%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	110	111,341
Titan Acquisition Limited
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,169	1,135,422

		$16,697,391

Insurance — 3.9%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$892	$895,071
AmWINS Group, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	274	275,380
Asurion, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,438	1,451,552
Term Loan - Second Lien, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,931,640
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	175	176,531
Hub International Limited
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	1,920	1,925,647

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
NFP Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	$741	$741,504
Sedgwick Claims Management Services, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	398	398,585
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,287	1,288,839

		$9,084,749

Leisure Goods/Activities/Movies — 3.3%
Ancestry.com Operations, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,604	$1,611,293
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	661	658,114
Crown Finance US, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	746	745,887
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,000	992,875
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	2,962	2,971,646
Steinway Musical Instruments, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	348	349,121
Travel Leaders Group, LLC
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	374	378,972

		$7,707,908

Lodging and Casinos — 8.5%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$232	$231,656
Boyd Gaming Corporation
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	2,764	2,781,148
CityCenter Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	199	199,454
Four Seasons Hotels Limited
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,962	2,968,396
Golden Nugget, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,243	3,260,900
GVC Holdings PLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	423	425,166
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	200,313
Hilton Worldwide Finance, LLC
Term Loan, 3.97%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	2,598	2,610,594
Las Vegas Sands, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	3,393	3,394,032
Playa Resorts Holding B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	470	467,503
Stars Group Holdings B.V. (The)
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,646	1,662,025
VICI Properties 1, LLC
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	811	813,899
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	500	502,125

		$19,517,211

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nonferrous Metals/Minerals — 1.1%
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,283	$1,288,959
Murray Energy Corporation
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	740	679,788
Oxbow Carbon, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	241	243,633
Term Loan - Second Lien, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	275	281,875

		$2,494,255

Oil and Gas — 2.5%
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$143	$144,152
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,979	1,984,383
Fieldwood Energy, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,500	1,513,125
Green Plains Renewable Energy, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	866	878,161
Lotus Midstream, LLC
Term Loan, Maturing September 25, 2025(3)	100	100,875
McDermott Technology Americas, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	498	504,465
MEG Energy Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	371	371,391
PSC Industrial Holdings Corp.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	298	299,053

		$5,795,605

Publishing — 1.3%
Ascend Learning, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,287	$1,289,816
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	612	588,854
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	149	149,805
ProQuest, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,047	1,052,895

		$3,081,370

Radio and Television — 2.3%
CBS Radio, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	$1,290	$1,280,563
Entravision Communications Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	421	416,367
Hubbard Radio, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,301	1,305,797
Raycom TV Broadcasting, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	396	396,742
Univision Communications, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,973	1,921,599

		$5,321,068

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Retailers (Except Food and Drug) — 1.4%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$610	$589,993
BJ’s Wholesale Club, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	699	703,546
Global Appliance, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	396	385,110
LSF9 Atlantis Holdings, LLC
Term Loan, 8.12%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	381	368,876
Shutterfly, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	200	200,473
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	223	223,522
Vivid Seats Ltd.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	741	738,773

		$3,210,293

Steel — 2.3%
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$2,124	$2,135,051
GrafTech Finance, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,111	1,119,964
Phoenix Services International, LLC
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	348	352,603
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,778	1,781,463

		$5,389,081

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$149	$150,023
Kenan Advantage Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	300	300,255
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	984	985,825
PODS, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	223	223,502
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	226,450

		$1,886,055

Telecommunications — 5.4%
CenturyLink, Inc.
Term Loan, Maturing January 31, 2025(3)	$1,500	$1,491,874
Colorado Buyer, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	741	742,939
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	780	805,089
Intelsat Jackson Holdings S.A.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	650	685,547
Lumentum Holdings
Term Loan, Maturing August 7, 2025(3)	225	227,250
Mitel Networks Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	187	189,127

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	$790	$774,669
Plantronics, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	550	551,977
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,962	2,971,664
Syniverse Holdings, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	373	374,641
TDC A/S
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025	748	757,757
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	2,834	2,845,530

		$12,418,064

Utilities — 2.5%
Brookfield WEC Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$900	$911,906
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,974	1,976,717
Granite Acquisition, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,240	1,251,842
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	50	50,297
Talen Energy Supply, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	839	846,063
USIC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	323	326,171
Vistra Energy Corp.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	424	424,626

		$5,787,622

Total Senior Floating-Rate Loans (identified cost $298,493,375)		$298,705,231

Corporate Bonds & Notes — 25.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.7%
Air Canada
7.75%, 4/15/21(5)	$2,000	$2,180,000
Bombardier, Inc.
6.125%, 1/15/23(5)	1,000	1,009,375
TransDigm, Inc.
5.50%, 10/15/20	1,000	1,002,500
6.00%, 7/15/22	1,000	1,018,750
United Continental Holdings, Inc.
4.25%, 10/1/22	1,000	991,250

		$6,201,875

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.2%
ZF North America Capital, Inc.
4.50%, 4/29/22(5)	$545	$552,178

		$552,178

Building and Development — 0.9%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(5)	$1,000	$1,041,250
Standard Industries, Inc.
5.50%, 2/15/23(5)	1,000	1,013,750

		$2,055,000

Cable and Satellite Television — 1.7%
Cablevision Systems Corp.
5.875%, 9/15/22	$925	$945,234
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,006,250
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(5)	1,000	1,011,250
DISH DBS Corp.
5.00%, 3/15/23	1,000	911,180

		$3,873,914

Chemicals and Plastics — 0.3%
Platform Specialty Products Corp.
6.50%, 2/1/22(5)	$735	$754,294

		$754,294

Consumer Products — 0.6%
Mattel, Inc.
2.35%, 8/15/21	$475	$432,250
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	1,000	1,032,000

		$1,464,250

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(5)	$1,000	$989,500

		$989,500

Drugs — 0.9%
Bausch Health Companies, Inc.
6.50%, 3/15/22(5)	$1,000	$1,042,500
Teva Pharmaceutical Finance IV, LLC
2.25%, 3/18/20	1,000	970,691

		$2,013,191

Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
5.375%, 3/1/23(5)	$1,000	$942,500

		$942,500

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 1.6%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,036,250
CommScope, Inc.
5.00%, 6/15/21(5)	1,000	1,008,600
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,018,550
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(5)	550	535,700

		$3,599,100

Energy — 0.4%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(5)	$1,000	$992,500

		$992,500

Financial Intermediaries — 1.1%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,009,980
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	513,750
Navient Corp.
5.50%, 1/25/23	1,007	1,008,259

		$2,531,989

Health Care — 1.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$390	$371,962
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(5)(6)	455	461,825
HCA, Inc.
7.50%, 2/15/22	1,000	1,097,500
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(5)	1,000	1,105,300

		$3,036,587

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,035,750

		$1,035,750

Leisure Goods/Activities/Movies — 0.4%
Sabre GLBL, Inc.
5.375%, 4/15/23(5)	$1,000	$1,007,350

		$1,007,350

Lodging and Casinos — 2.6%
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(5)	$1,545	$1,602,938
MGM Resorts International
6.625%, 12/15/21	1,000	1,062,000
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	133	133,721

Security	Principal Amount (000’s omitted)	Value
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC
5.875%, 5/15/21(5)	$2,094	$2,112,322
Studio City Co., Ltd.
7.25%, 11/30/21(5)	1,000	1,037,500

		$5,948,481

Metals/Mining — 0.5%
Hudbay Minerals, Inc.
7.25%, 1/15/23(5)	$1,000	$1,032,610

		$1,032,610

Nonferrous Metals/Minerals — 0.4%
Teck Resources, Ltd.
3.75%, 2/1/23	$1,000	$982,500

		$982,500

Oil and Gas — 3.5%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$1,015,000
Energy Transfer Equity, L.P.
4.25%, 3/15/23	1,000	996,250
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(5)	500	495,000
Nabors Industries, Inc.
4.625%, 9/15/21	1,000	989,814
Oasis Petroleum, Inc.
6.875%, 3/15/22	947	964,737
Resolute Energy Corp.
8.50%, 5/1/20	315	315,787
Tervita Escrow Corp.
7.625%, 12/1/21(5)	1,500	1,554,375
Transocean, Inc.
8.375%, 12/15/21	750	808,594
Whiting Petroleum Corp.
5.75%, 3/15/21	1,000	1,027,500

		$8,167,057

Road & Rail — 0.5%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(5)	$1,000	$1,023,750

		$1,023,750

Software and Services — 0.4%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(5)(6)	$1,000	$1,015,750

		$1,015,750

Steel — 0.4%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,021,250

		$1,021,250

Security	Principal Amount (000’s omitted)	Value
Surface Transport — 0.8%
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(5)	$1,000	$1,013,750
XPO Logistics, Inc.
6.50%, 6/15/22(5)	750	777,188

		$1,790,938

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(5)	$1,000	$1,032,500

		$1,032,500

Telecommunications — 2.9%
Altice Financing S.A.
6.625%, 2/15/23(5)	$335	$338,350
CenturyLink, Inc.
5.80%, 3/15/22	1,000	1,022,500
Hughes Satellite Systems Corp.
7.625%, 6/15/21	1,000	1,082,780
SBA Communications Corp.
4.00%, 10/1/22	90	88,762
Sprint Communications, Inc.
6.00%, 11/15/22	2,000	2,045,000
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,033,250
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,035,000

		$6,645,642

Total Corporate Bonds & Notes (identified cost $60,183,301)		$59,710,456

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.4%
Clearway Energy Inc.
3.25%, 6/1/20(5)	$1,000	$1,001,700

Total Convertible Bonds (identified cost $1,001,122)		$1,001,700

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(7)	4,256,162	$4,256,162

Total Short-Term Investments (identified cost $4,256,274)		$4,256,162

Value
Total Investments — 157.7% (identified cost $363,934,072)	$363,673,549

Less Unfunded Loan Commitments — (0.1)%	$(151,140)

Net Investments — 157.6% (identified cost $363,782,932)	$363,522,409

Notes Payable — (41.6)%	$(96,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.8)%	$(31,928,334)

Other Assets, Less Liabilities — (2.2)%	$(4,911,150)

Net Assets Applicable to Common Shares — 100.0%	$230,682,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after September 30, 2018, at which time the interest rate will be determined.

(4)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $29,685,605 or 12.9% of the Trust’s net assets applicable to common shares.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $33,869.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at September 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$298,554,091	$—	$298,554,091
Corporate Bonds & Notes	—	59,710,456	—	59,710,456
Convertible Bonds	—	1,001,700	—	1,001,700
Short-Term Investments	—	4,256,162	—	4,256,162
Total Investments	$—	$363,522,409	$—	$363,522,409

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its annual or semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018